T. ROWE PRICE GLOBAL CONSUMER FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.3%
Common Stocks 0.3%
MercadoLibre (USD) (1)	180	195
Total Argentina (Cost $89)		195

AUSTRALIA 0.8%
Common Stocks 0.8%
Aristocrat Leisure	25,500	556
Total Australia (Cost $454)		556

BRAZIL 1.1%
Common Stocks 1.1%
Magazine Luiza	32,000	510
Raia Drogasil	54,000	227
Total Brazil (Cost $540)		737

CANADA 0.2%
Common Stocks 0.2%
Shopify, Class A (USD) (1)	143	146
Total Canada (Cost $98)		146

CHINA 13.4%
Common Stocks 12.8%
Alibaba Group Holding, ADR (USD) (1)	12,835	3,773
China Feihe (HKD) (2)	240,000	561
China Mengniu Dairy (HKD)	107,000	505
JD. com, ADR (USD) (1)	9,000	698
Li Ning (HKD)	115,000	541
Meituan Dianping, Class B (HKD) (1)	21,400	674
Pinduoduo, ADR (USD) (1)	3,300	245
TAL Education Group, ADR (USD) (1)	7,100	540

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND

	Shares	$ Value
(Cost and value in $000s)
Tencent Holdings (HKD)	16,000	1,081
		8,618
Common Stocks - China A Shares 0.6%
Kweichow Moutai, A Shares (CNH)	1,500	369
		369
Total China (Cost $6,526)		8,987

DENMARK 0.6%
Common Stocks 0.6%
Carlsberg, Class B	3,000	404
Total Denmark (Cost $429)		404

FRANCE 3.1%
Common Stocks 3.1%
EssilorLuxottica (1)	3,430	467
LVMH Moet Hennessy Louis Vuitton	1,700	795
Pernod Ricard	5,300	845
Total France (Cost $2,047)		2,107

GERMANY 3.1%
Common Stocks 3.1%
adidas (1)	2,000	646
Delivery Hero (1)	3,500	402
Symrise	3,800	525
Zalando (1)	5,400	504
Total Germany (Cost $1,493)		2,077

HONG KONG 0.8%
Common Stocks 0.8%
Galaxy Entertainment Group	81,000	548
Total Hong Kong (Cost $630)		548

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND

	Shares	$ Value
(Cost and value in $000s)
ITALY 2.2%
Common Stocks 2.2%
Ferrari (USD)	3,200	589
Davide Campari-Milano	81,200	886
Total Italy (Cost $1,234)		1,475

JAPAN 5.4%
Common Stocks 5.4%
Fast Retailing	900	565
Istyle (1)	78,000	239
Pan Pacific International Holdings	19,500	454
Recruit Holdings	9,000	357
Seria (2)	5,500	235
Seven & i Holdings	10,600	329
Sony	12,300	943
Unicharm	11,800	528
Total Japan (Cost $2,972)		3,650

NETHERLANDS 3.7%
Common Stocks 3.7%
Heineken	5,426	483
Unilever	32,500	1,974
Total Netherlands (Cost $2,310)		2,457

PORTUGAL 0.5%
Common Stocks 0.5%
Jeronimo Martins	18,883	304
Total Portugal (Cost $303)		304

SINGAPORE 0.8%
Common Stocks 0.8%
Sea, ADR (USD) (1)	3,600	555
Total Singapore (Cost $275)		555

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND

	Shares	$ Value
(Cost and value in $000s)

SWEDEN 0.7%
Common Stocks 0.7%
Swedish Match	5,500	450
Total Sweden (Cost $441)		450

SWITZERLAND 3.0%
Common Stocks 3.0%
Nestle	16,000	1,904
On Holding, Acquisition Date: 2/25/20, Cost $73 (1)(3)(4)	8	87
Total Switzerland (Cost $1,530)		1,991

THAILAND 0.3%
Common Stocks 0.3%
CP ALL (1)	114,400	218
Total Thailand (Cost $262)		218

UNITED KINGDOM 1.6%
Common Stocks 1.5%
API Group, Warrants, 10/10/20 (USD) (1)	5,200	8
Farfetch, Class A (USD) (1)	5,300	133
Next	4,104	315
Ocado Group (1)	7,615	269
THG Holdings (1)	34,411	266
		991
Convertible Preferred Stocks 0.1%
Roofoods, Series G, Acquisition Date: 5/16/19, Cost $39 (USD)
(1)(3)(4)	92	38
		38
Total United Kingdom (Cost $804)		1,029

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND

	Shares	$ Value
(Cost and value in $000s)
UNITED STATES 57.4%

Common Stocks 56.4%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost $11
(1)(3)(4)	960	11
Altria Group	20,000	773
Amazon. com (1)	2,981	9,386
Burlington Stores (1)	1,341	276
Carvana (1)	1,200	268
Casey's General Stores	1,900	338
Cedar Fair	13,000	365
Clorox	3,300	694
Coca-Cola Consolidated	5,000	1,203
Colgate-Palmolive	10,417	804
Conagra Brands	23,800	850
Costco Wholesale	3,090	1,097
Dollar General	3,200	671
Estee Lauder, Class A	4,500	982
Facebook, Class A (1)	1,300	341
Hilton Worldwide Holdings	4,500	384
Home Depot	6,600	1,833
Kimberly-Clark	1,700	251
Lululemon Athletica (1)	1,100	362
Marriott International, Class A	6,300	583
McDonald's	5,934	1,302
Mondelez International, Class A	15,900	913
Monster Beverage (1)	5,800	465
Netflix (1)	700	350
NIKE, Class B	11,200	1,406
NVR (1)	350	1,429
O'Reilly Automotive (1)	1,350	622
Ollie's Bargain Outlet Holdings (1)	3,200	280
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $96
(1)(3)(4)	25,556	48
Peloton Interactive, Class A (1)	3,000	298
PepsiCo	4,104	569
Philip Morris International	15,700	1,177

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND

	Shares	$ Value
(Cost and value in $000s)

Planet Fitness, Class A (1)	7,500	462
Procter & Gamble	14,400	2,001
Reynolds Consumer Products	13,081	401
RH(1)	1,400	536
Ross Stores	8,900	831
SeaWorld Entertainment (1)	22,000	434
Snap, Class A (1)	6,400	167
Tempur Sealy International (1)	7,500	669
Toast, Acquisition Date: 9/14/18 - 11/14/18, Cost $2 (1)(3)(4)	70	5
Ulta Beauty (1)	2,300	515
Walmart	8,000	1,119
Wynn Resorts	5,200	373
		37,844
Convertible Preferred Stocks 1.0%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost $3 (1)(3)(4)	310	3
Allbirds, Series B, Acquisition Date: 10/10/18, Cost $1 (1)(3)(4)	45	1
Allbirds, Series C, Acquisition Date: 10/9/18, Cost $6 (1)(3)(4)	515	6
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost $2
(1)(3)(4)	165	2
Cava Group, Series E, Acquisition Date: 6/23/20, Cost $68
(1)(3)(4)	3,019	68
Doordash, Series H, Acquisition Date: 6/17/20, Cost $17
(1)(3)(4)	73	17
Rappi, Series E, Acquisition Date: 9/8/20, Cost $331 (1)(3)(4)	5,539	331
Rent the Runway, Series F, Acquisition Date: 3/21/19, Cost $27
(1)(3)(4)	1,205	18
Rent the Runway, Series G, Acquisition Date: 4/30/20, Cost $11
(1)(3)(4)	770	11
Rivian Automotive, Series E, Acquisition Date: 7/10/20, Cost
$143 (1)(3)(4)	9,232	143
Toast, Series B, Acquisition Date: 9/14/18, Cost $-- (1)(3)(4)	16	1
Toast, Series D, Acquisition Date: 6/27/18, Cost $19 (1)(3)(4)	1,126	73
Toast, Series F, Acquisition Date: 2/14/20, Cost $15 (1)(3)(4)	333	22
		696
Total United States (Cost $30,131)		38,540

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND

	Shares	$ Value
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 0.6%

MONEY MARKET FUNDS 0.6%

T. Rowe Price Government Reserve Fund, 0.09% (5)(6)	420,673	421

Total Short-Term Investments (Cost $421)		421

SECURITIES LENDING COLLATERAL 1.0%

INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 1.0%

Short-Term Funds 1.0%

T. Rowe Price Short-Term Fund, 0.13% (5)(6)	67,453	674
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		674
Total Securities Lending Collateral (Cost $674)		674

Total Investments in Securities 100.6%
(Cost $53,663)		$67,521

Other Assets Less Liabilities (0.6)%		(426)

Net Assets 100.0%		$67,095

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2020.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $885 and represents 1.3% of net assets.
(5) Seven-day yield
(6) Affiliated Companies

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND

ADR	American Depositary Receipts
CNH	Offshore China Renminbi
HKD	Hong Kong Dollar
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$2
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$2+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$1		¤	¤	$421
T. Rowe Price Short-Term
Fund	—		¤	¤	674
Total					$1,095^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $2 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1,095.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global Consumer Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE GLOBAL CONSUMER FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE GLOBAL CONSUMER FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs

The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$44,654	$ 20,887	$ 151	$ 65,692
Convertible Preferred Stocks	—	—	734	734
Short-Term Investments	421	—	—	421
Securities Lending Collateral	674	—	—	674
Total	$45,749	$ 20,887	$ 885	$ 67,521

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2020, totaled $37,000 for the period ended September 30, 2020.

($000s)
	Beginning	Gain (Loss)		Ending
	Balance	During	Total	Balance
	1/1/20	Period	Purchases	9/30/20
Investment in Securities
Common Stocks	$80	$(2)	$73	$151
Convertible
Preferred Stocks	110	39	585	734

Total	$190	$37	$658	$885